DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of operation related to derivatives

	12/31/2021	12/31/2020
Amounts receivable for spot and forward transactions pending settlement	214,491	216,472
Amounts payable for spot and forward transactions pending settlement	7,367	799
	221,858	217,271

Summary of notional value of options and outstanding forward and futures contracts

	12/31/2021	12/31/2020
Forward sales of foreign exchange without delivery of underlying assets	3,881,772	4,813,935
Forward purchases of foreign exchange without delivery of underlying assets	1,779,013	2,487,488